Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Non- controlling Interests	Class B	Total
Balance at Sep. 30, 2024		$ 42		$ 26	$ 27,796,887	$ 1,926,547	$ 15,737,191	$ 187,118	$ (146,208)		$ 45,501,603
Balance (in Shares) at Sep. 30, 2024		28,200	[1]	16,964
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 4									4
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)		2,394	[1]
Issuance of ordinary shares in connection with exercise of warrant		$ 10			(11,993,412)						(11,993,402)
Issuance of ordinary shares in connection with exercise of warrant (in Shares)		6,667	[1]
Stock based compensation		$ 7			1,418,993						1,419,000
Stock based compensation (in Shares)	[1]	4,400
Cashless exercise of warrants		$ 437			9,908,775						9,909,212
Cashless exercise of warrants (in Shares)		291,800	[1]
Net income (Loss) for the year							5,039,635		(99)		5,039,536
Appropriation to statutory reserve						396,316	(396,316)
Foreign currency translation adjustment								(766,680)	4,815		(761,865)
Balance at Mar. 31, 2025		$ 500		$ 26	27,131,243	2,322,863	20,380,510	(579,562)	(142,492)		49,114,088
Balance (in Shares) at Mar. 31, 2025		333,461	[1]	16,964
Balance at Sep. 30, 2025		$ 775		$ 112	63,897,923	3,061,428	(4,700,020)	(139,432)	(144,282)		61,976,504
Balance (in Shares) at Sep. 30, 2025		516,882	[1]	74,480
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 450			4,780,800						4,781,250
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)		300,000	[1]							57,515
Stock based compensation		$ 150		$ 133	13,466,338						13,466,621
Stock based compensation (in Shares)		100,000	[1]	88,860
Net income (Loss) for the year							(50,635,111)		(24,625)		(50,659,736)
Foreign currency translation adjustment								1,384,817	60,562		1,445,379
Balance at Mar. 31, 2026		$ 1,375			$ 82,145,061	$ 3,061,428	$ (55,335,131)	$ 1,245,385	$ (108,345)		$ 31,010,018
Balance (in Shares) at Mar. 31, 2026		916,882	[1]	163,340

[1]	Retrospectively adjusted to reflect the effect of a 50-to-1 reverse stock split effective June 11, 2026 (see Note 10).